Warrants (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Number of Warrants outstanding at beginning	27,584,605	148,722
Weighted Average Exercise Price, Warrants outstanding at beginning	$ 0.53	$ 7.39
Issued in connection with the Transaction		11,288,149
Weighted Average Exercise Price, Issued in connection with the Transaction		$ 0.55
Warrants Issued pursuant to subscription receipts		9,964,940
Weighted Average Exercise Price, Issued pursuant to subscription receipts		$ 0.55
Warrants Issued in connection with convertible debentures		3,409,091
Weighted Average Exercise Price, Issued in connection with convertible debentures		$ 0.55
Warrants Issued to brokers		757,125
Weighted Average Exercise Price, Issued to brokers		$ 0.44
Warrants Issued to terminate purchase agreement		2,148,117
Weighted Average Exercise Price, Issued to terminate purchase agreement		$ 0.44
Warrants expired	(17,183)	(131,539)
Weighted Average Exercise Price, Warrants expired	$ (14.05)	$ (6.52)
Warrants Issued pursuant to private placement	5,000,000
Weighted Average Exercise Price,Issued pursuant to private placement	$ 0.13
Warrants Issued pursuant to private placement	10,000,000
Weighted Average Exercise Price, Issued pursuant to private placement	$ 0.13
Warrants Cancellation of prior warrants associated with convertible debt	(6,818,182)
Weighted Average Exercise Price, Cancellation of prior warrants associated with convertible debt	$ 0.55
Warrants Issuance of new warrants associated with convertible debt	6,818,182
Weighted Average Exercise Price, Issuance of new warrants associated with convertible debt	$ 0.16
Warrants Consideration warrants for convertible debt maturity extension	1,590,909
Weighted Average Exercise Price, Consideration warrants for convertible debt maturity extension	$ 0.16
Number of Warrants outstanding at ending	44,158,331	27,584,605
Weighted Average Exercise Price, Warrants outstanding at ending	$ 0.33	$ 0.53